Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000211235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Class R6) – including sales charge
Average Annual Return, Percent	2.16%		(0.70%)	2.75%
C000011005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	2.07%		(0.78%)		2.36%
C000011004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Class R) – including sales charge
Average Annual Return, Percent	1.56%		(1.28%)		1.87%
C000011003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Class C) – including sales charge
Average Annual Return, Percent	0.08%		(1.75%)		1.36%
C000011001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Class A) – including sales charge
Average Annual Return, Percent	(2.77%)		(1.94%)		1.64%
C000011010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Class A) – including sales charge
Average Annual Return, Percent	(4.34%)		(5.12%)		0.43%
C000011012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Class C) – including sales charge
Average Annual Return, Percent	(1.52%)		(4.95%)		0.15%
C000011013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Class R) – including sales charge
Average Annual Return, Percent	(0.05%)		(4.48%)		0.65%
C000011014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	0.50%		(3.99%)		1.16%
C000169262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Class R6) – including sales charge
Average Annual Return, Percent	0.59%		(3.88%)		1.24%
C000228679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Class R6) – including sales charge
Average Annual Return, Percent	5.38%	6.29%
C000085184 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	5.16%		6.17%		5.23%
C000085183 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Class R) – including sales charge
Average Annual Return, Percent	4.76%		5.64%		4.71%
C000085182 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Class C) – including sales charge
Average Annual Return, Percent	3.13%		5.12%		4.19%
C000085181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Class A) – including sales charge
Average Annual Return, Percent	2.08%		5.32%		4.69%
Without Sales Load [Member] | C000211235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	2.16%		(0.70%)	2.75%
Without Sales Load [Member] | C000011005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	2.07%		(0.78%)		2.36%
Without Sales Load [Member] | C000011004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Class R) – excluding sales charge
Average Annual Return, Percent	1.56%		(1.28%)		1.87%
Without Sales Load [Member] | C000011003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	1.05%		(1.75%)		1.36%
Without Sales Load [Member] | C000011001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Corporate Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	1.81%		(1.02%)		2.11%
Without Sales Load [Member] | C000011010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	0.19%		(4.23%)		0.89%
Without Sales Load [Member] | C000011012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(0.57%)		(4.95%)		0.15%
Without Sales Load [Member] | C000011013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Class R) – excluding sales charge
Average Annual Return, Percent	(0.05%)		(4.48%)		0.65%
Without Sales Load [Member] | C000011014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	0.50%		(3.99%)		1.16%
Without Sales Load [Member] | C000169262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Extended Duration Bond Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	0.59%		(3.88%)		1.24%
Without Sales Load [Member] | C000228679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	5.38%	6.29%
Without Sales Load [Member] | C000085184 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.16%		6.17%		5.23%
Without Sales Load [Member] | C000085183 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Class R) – excluding sales charge
Average Annual Return, Percent	4.76%		5.64%		4.71%
Without Sales Load [Member] | C000085182 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.12%		5.12%		4.19%
Without Sales Load [Member] | C000085181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Floating Rate Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.90%		5.91%		4.97%
Bloomberg US Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent	2.53%		(0.27%)	2.62%	2.27%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	2.71%	(0.37%)	(0.40%)	1.62%	1.35%
Bloomberg Long US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Long US Corporate Index
Average Annual Return, Percent	0.74%		(3.51%)		1.48%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	4.28%	6.19%	6.18%		5.43%